STOCK-BASED COMPENSATION - Schedule of Stock Options Activity (Details) - $ / shares	5 Months Ended	7 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Aug. 07, 2025	Dec. 31, 2024
Stock Options
Outstanding, beginning balance (in shares)	2,053,166	2,798,446
Expired (in shares)	(440,934)	(745,280)
Outstanding, ending balance (in shares)	1,612,232	2,053,166
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 51.31	$ 54.40
Expired (in dollars per share)	43.93	62.90
Outstanding, ending balance (in dollars per share)	$ 53.33	$ 51.31
Exercisable (in shares)	1,612,232	2,053,166	2,053,166	2,798,446
Exercisable (in dollars per share)	$ 53.33	$ 51.31	$ 51.31	$ 54.40